Organization Consolidation and Presentation of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
	2015	2016
A	25%	27%
B	31%	30%
C	13%	13%
D	18%	18%
Total	87%	88%